SEGMENTED INFORMATION - Balance sheet (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) MW	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 642	$ 525	$ 512	$ 420
Property, plant and equipment, at fair value	37,828	37,915
Total assets	43,288	41,986
Total borrowings	13,715	13,512
Other liabilities	12,749	14,249
Additions to property, plant and equipment	$ 720	1,336
192 MW Hydro Portfolio
Disclosure of operating segments [line items]
Hydro power capacity (in MW) | MW	192
Adjustment	$ 185
192 MW Hydro Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of operating segments [line items]
Adjustment	247
Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	197	179
Property, plant and equipment, at fair value	17,503	17,872
Total assets	20,091	19,835
Total borrowings	4,903	5,323
Other liabilities	9,317	10,846
Additions to property, plant and equipment	299	451
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(7)	(2)
Property, plant and equipment, at fair value	(557)	(604)
Total assets	(171)	(176)
Total borrowings	(161)	(161)
Other liabilities	(10)	(15)
Additions to property, plant and equipment	(38)	(8)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	452	348
Property, plant and equipment, at fair value	20,882	20,647
Total assets	23,368	22,327
Total borrowings	8,973	8,350
Other liabilities	3,442	3,418
Additions to property, plant and equipment	459	893
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	25,351	25,720
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	70	65
Property, plant and equipment, at fair value	13,709	13,577
Total assets	15,604	15,108
Total borrowings	2,894	2,720
Other liabilities	4,363	4,051
Additions to property, plant and equipment	113	266
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	5,372	5,112
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	49	36
Property, plant and equipment, at fair value	1,400	1,478
Total assets	1,595	1,700
Total borrowings	613	765
Other liabilities	342	379
Additions to property, plant and equipment	67	68
Utility-scale solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	6,861	6,890
Utility-scale solar | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	60	60
Property, plant and equipment, at fair value	1,310	1,585
Total assets	1,447	1,731
Total borrowings	1,025	1,377
Other liabilities	138	119
Additions to property, plant and equipment	104	116
distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	18	14
Property, plant and equipment, at fair value	1,084	1,232
Total assets	1,138	1,279
Total borrowings	371	461
Other liabilities	38	66
Additions to property, plant and equipment	15	1
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	0	4
Property, plant and equipment, at fair value	0	0
Total assets	307	17
Total borrowings	0	0
Other liabilities	4,436	6,231
Additions to property, plant and equipment	$ 0	$ 0